Borrowings	12 Months Ended
Dec. 31, 2014
Borrowings [Abstract]
Borrowings

13. Borrowings

Borrowings consist of the following (dollars in thousands):

	December 31, 2014		December 31, 2013		For the year 2014
	Outstanding Balance	Rate	Outstanding Balance	Rate	Average Balance	Weighted Average Rate
Securities sold under agreements to repurchase	$4,594	0.10%	$5,397	0.10%	$4,265	0.10%
Short-term borrowings with Federal Home Loan Bank
Overnight advances	9,700	0.27%	8,400	0.25%	3,385	0.30%
Mid-term repo maturing August 2015	6,250	0.39%	-		1,613	0.32%
Long-term debt with Federal Home Loan Bank
Mid-term repo maturing April 2016	7,500	0.63%	-		5,651	0.63%
Mid-term repo maturing March 2017	6,250	1.10%	-		4,709	1.10%
Fixed rate loan maturing April 2018	5,000	1.60%	-		3,767	1.60%
Fixed rate loan maturing April 2019	3,750	2.00%	-		2,825	2.00%
	$43,044	0.76%	$13,797	0.19%	$26,215	0.85%

The maximum balance of short-term borrowings at any month-end during 2014 was $ 15,950,000.

The Bank has repurchase agreements with several of its depositors, under which customers’ funds are invested daily into an interest bearing account. These funds are carried by the Company as short-term debt. It is the Company’s policy to have repurchase agreements collateralized 100% by U.S. Government securities. As of December 31, 2014, the securities that serve as collateral for securities sold under agreements to repurchase had a fair value of $8,021,000. The interest rate paid on these funds is variable and subject to change daily.

The Bank’s maximum borrowing capacity with the Federal Home Loan Bank of Pittsburgh (“FHLB”) is $132,601,000, with a  balance of $38,450,000 outstanding as of December 31, 2014. In order to borrow additional amounts, the FHLB would require the Bank to purchase additional FHLB Stock. The FHLB is a source of both short-term and long-term funding. The Bank must maintain sufficient qualifying collateral to secure all outstanding advances. Qualifying collateral is defined by the FHLB and includes outstanding balances of the Company’s real estate loans, excluding loans with certain risk mitigants, including delinquencies and loans made to insiders, borrowers with low credit scores or loans with high loan-to-value ratios.